FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Amounts Receivable	$ 3,030	$ 3,303
Long-term Investments	1,466	$ 934
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	7,767
Amounts Receivable	0
Long-term Investments	1,439
Total Financial Assets	9,206
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	3,030
Long-term Investments	0
Total Financial Assets	3,030
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	27
Total Financial Assets	$ 27